Income Taxes - Summary of Current and Deferred Components of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 84,931		¥ 46,573	¥ 21,556
Deferred tax benefits	(32,895)	$ (4,784)	(18,962)	(18,468)
Income tax expense	¥ 52,036	$ 7,568	¥ 27,611	¥ 3,088